MANNING & NAPIER FUND, INC.

(the “Fund”)

Supplement dated January 24, 2014 to the Statement of Additional Information (“SAI”) of the Fund dated May 1, 2013 as supplemented August 1, 2013, October 31, 2013, and December 18, 2013

This supplement applies to the SAI of each of the following series of the Fund: Small Cap Series (Class A, B, Z, D, and E Shares), Commodity Series, Technology Series, International Series (Class S and I shares), Life Sciences Series, World Opportunities Series (Class A, B, Z, D, and E Shares), High Yield Bond Series (Class S and I shares), Global Fixed Income Series (Class S and I Shares), Core Bond Series, Real Estate Series (Class S and I Shares), Inflation Focus Equity Series, New York Tax Exempt Series, Ohio Tax Exempt Series, Diversified Tax Exempt Series, Strategic Income Conservative Series (Class S and I shares), and Strategic Income Moderate Series (Class S and I shares).

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

1.	The eighth paragraph of the “Investment Goals” section of the SAI is hereby deleted and replaced by the following:

Each Strategic Income Series seeks to achieve its investment objective by investing in a combination of other Series of the Fund (referred to as the underlying funds). The underlying funds currently may include a combination of the High Yield Bond Series, Core Bond Series, Core Plus Bond Series, Real Estate Series, Emerging Markets Series, Dividend Focus Series, Equity Income Series, and Inflation Focus Equity Series, as well as other Series of the Fund. The Series’ management team will actively adjust the Series’ allocation to the underlying funds in accordance with its investment goal and the Advisor’s view of prevailing market conditions, such as market trends, its outlook for a given asset class, and the underlying funds’ performance in various market conditions. The Advisor reserves the right to modify the underlying fund weightings of a Series and to substitute other underlying funds and add additional underlying funds from time to time should circumstances warrant a change.

2.	Effective December 18, 2013, the shares of the Emerging Markets Series, which previously did not have a class name designation, have been redesignated as Class S Shares. Class S Shares of the Emerging Markets Series are offered in a separate SAI. Accordingly, effective December 18, 2013, shares of the Emerging Markets Series are no longer offered in the SAI, and all references to the Emerging Markets Series in the SAI are hereby deleted.

For information on the Emerging Markets Series, please contact the Fund at 1-800-466-3863 or at Manning & Napier Fund, Inc., PO Box 9845, Providence, RI 02940-8045.

3.	The “Portfolio Managers” section of the SAI is hereby deleted and replaced by the following:

The Advisor’s investment professionals are organized under three Overview Groups, five Portfolio Groups and five Sector Groups. Overview Groups provide macro-economic, statistical and thematic research on a global basis. Portfolio Groups employ research that focuses on a particular asset class or investment strategy (e.g., growth, income/yield, etc.). Sector Groups focus on company-specific research within their specific market sector.

Members of the Portfolio Management Teams of each Series are selected from one or more of the Advisor’s various Overview, Portfolio and Sector Groups, depending on the expertise needed to meet the objective of each Series. The Portfolio Management Team is jointly and primarily responsible for making investment decisions for the specific Series, and all investment recommendations are approved by at least one member of the Series’ Portfolio Management Team. All Series of the Advisor are managed under the oversight of the Advisor’s Senior Research Group, which includes the heads of all Overview, Portfolio and Sector Groups discussed above.

The following investment professionals serve on the Advisor’s Senior Research Group and/or Series’ Portfolio Management Teams, as noted. Except as noted, the information is as of December 31, 2012.

Name and Title	Fund Management Role	Dollar Range of Equity Securities Beneficially Owned by the Portfolio Manager in the Series covered by this SAI	Dollar Range of Equity Securities Beneficially Owned by the Portfolio Manager in all Manning & Napier Fund Series
Sidharth Abrol, CFA, Analyst	Member of International Series Portfolio Management Team	Small Cap Series – between $10,001 and $50,000	Between $100,000 and 500,000

Christian A. Andreach, CFA, Co-Head of Global Equities, Senior Analyst Managing Director of Consumer Group	Member of Senior Research Group, Member of Small Cap Series, World Opportunities Series, and Emerging Markets Series Portfolio Management Teams	Diversified Tax Exempt
Series – between $50,001
and $100,000

Emerging Markets Series –
between $10,001 and $50,000

Inflation Focus Equity

Series – between $10,001 and
$50,000

International Series –

between $50,001 and $100,000

Life Sciences Series – between
$1 and $10,000

New York Tax Exempt Series –

between $50,001 and $100,000

Between $500,001 and $1,000,000

Jack Bauer, Senior Analyst/Managing Director of Fixed Income Group	Member of Senior Research Group, Member of Tax Exempt Series, Core Bond Series, Core Plus Bond Series, Global Fixed Income Series, and High Yield Bond Series Portfolio Management Teams	None	Between $100,001 and $500,000

Jonathan S. Beigle, CFA, Junior Analyst	Member of Commodity Series Portfolio Management Team	Small Cap Series – between $10,001 and $50,000	Between $50,001 and $100,000

Jacob Boak, CFA, Junior Analyst	Member of Technology Series Portfolio Management Team	None	None

Marc Bushallow, CFA, Senior High Yield Analyst	Member of Core Bond Series, Core Plus Bond Series, High Yield Bond Series, Global Fixed Income Series, and Strategic Income Series Portfolio Management Teams	None	Between $100,001 and $500,000

Ebrahim Busheri, CFA, Senior Analyst/Managing Director of Emerging Growth Group	Member of Senior Research Group, Member of Small Cap Series, World Opportunities Series, and Emerging Markets Series Portfolio Management Teams	International Series – between $10,001 and $50,000 Small Cap Series – between $10,001 and $50,000 World Opportunities Series – between $10,001 and $50,000	Between $100,001 and $500,000

Jeffrey S. Coons, Ph.D., CFA, President and Co-Director of Research	Member of Senior Research Group, Member of Small Cap Series, World Opportunities Series, and Emerging Markets Series Portfolio Management Teams	None	Between $500,001 and $1,000,000

Eric L. Daniels, Senior Analyst	Member of Life Sciences Series Portfolio Management Team	None	Between $1 and $10,000

Muris Demirovic, Analyst	Member of Life Sciences Series Portfolio Management Team	None	None

Jeffrey W. Donlon, CFA, Senior Analyst/Managing Director of Technology Group	Member of Senior Research Group, Member of Technology Series Portfolio Management Team, Member of Small Cap Series, World Opportunities Series, and Emerging Markets Series Portfolio Management Teams	None	Between $100,001 and $500,000

Brian P. Gambill, CFA, Senior Analyst/Managing Director of Capital Goods & Materials Group	Member of Senior Research Group, Member of Commodity Series Portfolio Management Team, Member of Small Cap Series, World Opportunities Series, and Emerging Markets Series Portfolio Management Teams	None	Between $100,001 and $500,000

R. Keith Harwood, Senior Corporate Analyst	Member of Core Bond Series, Core Plus Bond Series, Global Fixed Income Series, High Yield Bond Series, and Strategic Income Series Portfolio Management Teams	None	Between $100,001 and $500,000

Jeffrey A. Herrmann, CFA, Co-Head of Global Equities, Co-Director of Research/ Managing Director of Themes & Overviews Group	Member of Senior Research Group, Member of Inflation Focus Equity Series, Small Cap Series, World Opportunities Series, and Emerging Markets Portfolio Management Teams	Life Sciences Series –

between $10,001 and $50,000

Technology Series –
between
$10,001 and $50,000

Small Cap Series –

between $1 and $10,000

World Opportunities Series –
between $10,001 and $50,000

Emerging Markets Series –
between $10,001 and $50,000

Inflation Focus Equity Series –

between $50,001 and $100,000

Between $500,001 and $1,000,000

Michael A. Knolla, CFA, Senior Analyst	Member of Inflation Focus Equity Series Portfolio Management Team	World Opportunities Series – between $1 and $10,000	Between $100,001 and $500,000

Brian W. Lester, CFA, Senior Analyst/Managing Director of Life Sciences Group	Member of Senior Research Group, Member of Life Sciences Series Portfolio Management Team, Member of Small Cap Series, World Opportunities Series, and Emerging Markets Series Portfolio Management Teams	Small Cap Series – between $1 and $10,000 International Series – between $50,001 and $100,000 World Opportunities Series – between $100,001 and $500,000	Between $100,001 and $500,000

Jason P. Lisiak, CFA, Senior Analyst	Member of Real Estate Series Portfolio Management Team	Real Estate Series – between $10,001 and $50,000	Between $100,001 and $500,000

Michael J. Magiera, CFA, Senior Analyst/Managing Director of Equity Income Group	Member of Senior Research Group, Member of Real Estate Series and Strategic Income Series Portfolio Management Teams, Member of Small Cap Series, World Opportunities Series, and Emerging Markets Series Portfolio Management Teams	Core Bond Series –

between $10,001 and $50,000

Inflation Focus Equity Series –
between $10,001 and $50,000

Life Sciences Series –
between $10,001 and $50,000

Real Estate Series –
between $50,001 and $100,000

Small Cap Series – between
$10,001 and $50,000

Technology Series –

between $10,001 and $50,000

World Opportunities Series –
between $50,001 and $100,000

Over $1,000,000

Elizabeth H. Mallette, Analyst	Member of Real Estate Series Portfolio Management Team	None	Between $10,001 and $50,000

William Moore, CFA®, Senior Analyst*	Member of Inflation Focus Equity Series Portfolio Management Team	None	Between $100,001 and $500,000

James Nawrocki, Senior Analyst	Member of Core Bond Series, Core Plus Bond Series, Global Fixed Income Series, High Yield Bond Series, and Tax Exempt Series Portfolio Management Teams	None	Between $100,001 and $500,000

Christoper F. Petrosino, CFA, Senior Analyst/Managing Director of Quantitative Strategies Group	Member of Senior Research Group, Member of Strategic Income Series Portfolio Management Team, Member of Small Cap Series, World Opportunities Series, and Emerging Markets Series Portfolio Management Teams	Small Cap Series – between $1 and $10,000	Between $100,001 and $500,000

Robert Pickels, CFA, Senior Analyst/Managing Director of Value Opportunities Group	Member of Senior Research Group, Member of Commodity Series Portfolio Management Team, Member of Small Cap Series, World Opportunities Series, and Emerging Markets Series Portfolio Management Teams	Core Plus Bond Series –
between $1 and $10,000

High Yield Bond Series –
between $1 and $10,000

Inflation Focus Equity Series –

between $10,001 and $50,000

Real Estate Series –
between $1 and $10,000

World Opportunities Series –
between $10,001 and $50,000

Between $100,001 and $500,000

Ben V. Rozin, Analyst	Member of International Series Portfolio Management Team	World Opportunities Series – between $10,001 and $50,000 International Series – between $10,001 and $50,000	Between $100,001 and $500,000

Marc Tommasi, Head of Global Investment Strategy, Senior Analyst/ Managing Director of Global Strategies Group	Member of Senior Research Group, Member of International Series and Global Fixed Income Series Portfolio Management Teams, Member of Small Cap Series, World Opportunities Series, and Emerging Markets Series Portfolio Management Teams	None	Between $500,001 and $1,000,000

Virge J. Trotter, III, CFA, Senior Analyst/Managing Director of Services Group	Member of Senior Research Group, Member of Small Cap Series, World Opportunities Series, and Emerging Markets Series Portfolio Management Teams	None	Between $500,001 and $1,000,000

Jay Welles, CFA, Senior Analyst	Member of Technology Series Portfolio Management Team	None	Between $100,001 and $500,000

*	Information as of September 30, 2013.

Compensation. Equity and fixed income analyst compensation is provided in two basic forms: a fixed base salary and bonuses. Bonuses may be several times the level of base salary for successful analysts. The analyst bonus system has been established to provide a strong incentive for analysts to make investment decisions in the best interest of MNA’s clients, including Series shareholders.

In the analyst bonus system, the gains/losses of securities recommended and reviewed by an analyst are measured over trailing 12-month, 24-month and 36-month time periods and compared to several hurdles. In the case of equity analysts, those hurdles include 0% (i.e., positive returns) and the gain/loss of the S&P 500 Index®. For fixed income analysts, the hurdles are 0% (i.e., positive returns) and the gain/loss on a representative bond benchmark such as the Barclays Aggregate Index. A bonus rate is established for each time period based upon the number of hurdles surpassed by the analyst. The bonus rate could result in a negative, zero, or positive bonus for the period, generally depending upon whether no hurdles, one hurdle, or multiple hurdles are surpassed by an analyst. Bonuses are calculated by multiplying the analyst’s total gain/loss and the bonus rate for each time period and summed over the three time periods. If this calculation results in a negative bonus (e.g., returns below 0% and the benchmark index), then the negative is carried forward until the analyst achieves a positive bonus to offset the negative balance. In total, the bonus system provides incentives to pursue both downside protection and competitive returns versus benchmarks. For members of the Portfolio Management Teams, bonuses are based on the performance of the portfolio as a whole, using the methodology described above.

Additional compensation may be provided to certain research analysts in the form of fixed bonuses determined by the Co-Directors of Research or based on a portion of the bonuses paid in the analyst bonus system described above. Also, certain employees may be selected to purchase equity in the Advisor based upon a combination of performance and tenure. The Advisor may utilize a bonus when recruiting new research employees to help defray relocation costs, if applicable. Equity ownership in the Advisor represents an important incentive for senior investment professionals and serves as another method to align the long-term interest of employees with the best interest of our clients.

Management of Other Portfolios. The Advisor does not use a single portfolio manager for the management of investment portfolios. Instead, the Advisor manages mutual funds, other commingled funds and separate accounts using an analyst-driven process. For funds and separate accounts, the investment recommendations made by an equity analyst will be applied to all portfolios with investment objectives for which the recommendation is appropriate. As a result, the investment professionals involved in managing the Series of the Manning & Napier Fund that invest in equities are also responsible for managing all other portfolios for clients of the Advisor that pursue similar investment objectives (“Similarly Managed Accounts”).

Accordingly, each portfolio manager listed below has been assigned portfolio management responsibility for portions of the Advisor’s Similarly Managed Accounts. The Senior Research Group sets broad investment guidelines, and the individual analysts, including those that serve on the Portfolio Management Teams of Fund Series, select individual securities subject to a peer review process. Because the portfolio management role of these individuals extends across all the Advisor’s Similarly Managed Accounts that hold equities, the information for each portfolio manager listed below relates to all the Similarly Managed Accounts. The information in the table below excludes the Series included in this SAI.

In addition, members of the Senior Research Group and Core Team have portfolio management responsibility for accounts that utilize quantitative investment approaches. The information below includes information on those accounts.

None of these accounts is subject to a performance-based advisory fee. Except as noted, the information provided is as of December 31, 2012.

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accts	Total Assets[1]	Number of Accts	Total Assets	Number of Accts	Total Assets
Sidharth Abrol	19	$8,395,093,472	27	$4,898,608,736	7,713	$22,089,188,901
Christian A. Andreach	20	$8,528,396,792	27	$4,898,608,736	7,790	$22,960,071,362
Jonathan S. Beigle	19	$8,395,093,472	27	$4,898,608,736	7,713	$22,089,188,901
Jacob Boak	19	$8,395,093,472	27	$4,898,608,736	7,713	$22,089,188,901
Ebrahim Busheri	20	$8,528,396,792	27	$4,898,608,736	7,790	$22,960,071,362
Jeffrey S. Coons	20	$8,528,396,792	27	$4,898,608,736	7,790	$22,960,071,362
Eric L. Daniels	19	$8,395,093,472	27	$4,898,608,736	7,713	$22,089,188,901
Muris Demirovic	19	$8,395,093,472	27	$4,898,608,736	7,713	$22,089,188,901
Jeffrey W. Donlon	20	$8,528,396,792	27	$4,898,608,736	7,790	$22,960,071,362
Brian P. Gambill	20	$8,528,396,792	27	$4,898,608,736	7,790	$22,960,071,362
Jeffrey A. Herrmann	20	$8,528,396,792	27	$4,898,608,736	7,790	$22,960,071,362
Michael A. Knolla	19	$8,395,093,472	27	$4,898,608,736	7,713	$22,089,188,901
Brian W. Lester	20	$8,528,396,792	27	$4,898,608,736	7,790	$22,960,071,362
Jason P. Lisiak	19	$8,395,093,472	27	$4,898,608,736	7,713	$22,089,188,901
Michael J. Magiera	20	$8,528,396,792	27	$4,898,608,736	7,790	$22,960,071,362
Elizabeth H. Mallette	19	$8,395,093,472	27	$4,898,608,736	7,713	$22,089,188,901
William Moore[2]	19	$8,895,695,198	27	$5,335,362,526	7,737	$22,072,696,200
Christopher F. Petrosino	20	$8,528,396,792	27	$4,898,608,736	7,790	$22,960,071,362
Robert Pickels	20	$8,528,396,792	27	$4,898,608,736	7,790	$22,960,071,362
Ben V. Rozin	19	$8,395,093,472	27	$4,898,608,736	7,713	$22,089,188,901
Marc Tommasi	20	$8,528,396,792	27	$4,898,608,736	7,790	$22,960,071,362
Virge J. Trotter, III	20	$8,528,396,792	27	$4,898,608,736	7,790	$22,960,071,362
Jay Welles	19	$8,395,093,472	27	$4,898,608,736	7,713	$22,089,188,901

1	At times assets of the Other Accounts in column 3 may be invested in these registered investment companies.
2	Information as of September 30, 2013.

The Advisor’s fixed income portfolio managers manage other fixed income series of the Fund, separate accounts with fixed income objectives, and the fixed income portions of mixed asset class mutual funds, other pooled investment vehicles, and separate accounts. The information provided for Jack Bauer includes all accounts that hold fixed income securities of any type. The information provided for James Nawrocki for registered investment companies and other pooled vehicles reflects his role on the Tax Exempt Series only, and the information provided for separate accounts includes all accounts with fixed income objectives. The information provided for Marc Bushallow and Keith Harwood for registered investment companies and other pooled vehicles includes all accounts that hold corporate fixed income securities, and the information provided for separate accounts includes all fixed income accounts other than those with municipal bond objectives. These accounts are not subject to performance-based fees. The information below is provided as of December 31, 2012. The information in the table below excludes the Series included in this SAI.

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accts	Total Assets*	Number of Accts	Total Assets	Number of Accts	Total Assets
Jack Bauer	15	$4,896,405,693	25	$4,162,436,714	7,136	$12,134,172,620
Marc Bushallow	15	$4,896,405,693	25	$4,162,436,714	125	$350,083,770
R. Keith Harwood	15	$4,896,405,693	25	$4,162,436,714	125	$350,083,770
James Nawrocki	0	$0	0	$0	217	$1,209,946,615

*	At times assets of the Other Accounts in column 3 may be invested in these registered investment companies.

Management of Conflicts of Interest. The Advisor has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

For the Fund, other pooled investment vehicles, and Other Accounts that have authorized it to do so, the Advisor trades equities and most fixed income investments on an aggregate basis to increase efficiency of execution. Fixed income securities in the Core Bond Series and Core Plus Bond Series are also generally traded on a aggregate basis. In the event of a partially filled order, the Advisor allocates securities first to the Core Bond Series and Core Plus Series and then uses a computer-generated randomizer to objectively assign the order of execution among other accounts. Each account that participates in an aggregated order on a particular execution will participate at the average security price with all transaction costs shared on a pro-rata basis.

The Advisor’s trading function for equities and most fixed income investments (other than certain fixed income investments, such as new bond issues, as discussed below) is separate from its research function; that is, the individuals recommending and approving security purchases are not the same individuals responsible for executing the trades. For equities and most fixed income securities trades, traders exercise individual discretion in order to get the Advisor’s clients the best possible execution on trades, but guidelines as to security, position size, and price are set by the analysts recommending the security. Proprietary and third-party reporting systems monitor implementation of trading programs across the account base. To remove the incentive for unauthorized trading and speculation in client accounts, traders are not compensated for profits generated, since investment directives are issued from outside the trading area and then merely implemented by the traders. In addition, the compensation program for individuals recommending securities purchases are based on the returns of the particular security recommended, rather than on the performance of any individual account.

For the Tax Exempt Series, High Yield Bond Series, and Global Fixed Income Series, the trading function for the Series is separate from the trading function for other accounts. For these Series, the respective Series’ Portfolio Management Team identifies the securities to be purchased and a member of the team executes the trades. The team members do not execute trades in the types of securities held in the Series’ portfolios for other accounts managed by the Advisor. Rather, when similar fixed income securities are to be purchased for such other accounts, traders exercise individual discretion in order to get the Advisor’s clients the best possible execution on trades, but strict guidelines as to security, position size, and price are set by the analysts recommending the security.

Occasionally, such as when purchasing new bond issues, a member of the Advisor’s fixed income group identifies the securities to be purchased and a member of the team executes the trades. With respect to any account of the Advisor not receiving a full allocation, the Advisor may purchase more bonds on behalf of such account in the secondary market. In such case, the purchase price of such bonds will likely be different than that of the initial issue.

4.	Effective August 1, 2013, the shares of the Core Plus Bond Series, which previously did not have a class name designation, have been redesignated as Class S Shares. Class S Shares of the Core Plus Bond Series are offered in a separate SAI. Accordingly, effective August 1, 2013, shares of the Core Plus Bond Series are no longer offered in the SAI, and all references to the Core Plus Bond Series in the SAI are hereby deleted.

For information on the Core Plus Bond Series, please contact the Fund at 1-800-466-3863 or at Manning & Napier Fund, Inc., PO Box 9845, Providence, RI 02940-8045.

5.	Ryan Albano has resigned as the Fund’s Assistant Chief Financial Officer effective July 19, 2013. Accordingly, the information with respect to Mr. Albano in the “Management” section of the SAI is hereby deleted.

6.	The following two paragraphs are added as the last two paragraphs of the sub-section titled “Derivative Transactions” in the section titled Investment Policies and Risks:

The Commodity Futures Trading Commission (“CFTC”) regulates the trading of commodity interests, including commodity futures contracts, options on commodity futures, and swaps (which includes cash-settled currency forwards and swaps). As a result of recent amendments to rules under the Commodity Exchange Act (“CEA”) by the CFTC, the Series must either operate within certain guidelines and restrictions with respect to the Series’ use of commodity interests, or the Advisor will be subject to registration with the CFTC as a “commodity pool operator” (“CPO”).

Consistent with the CFTC’s new regulations, the Advisor has claimed an exclusion from the definition of the term CPO under the CEA and, therefore, neither the Adviser nor the Series are subject to registration or regulation as a CPO. As a result, the Series will operate within certain guidelines and restrictions with respect to its use of commodity interests. If the Series determines to no longer operate within such guidelines and restrictions, the Advisor will be required to register as a CPO and the Fund and the Adviser would be subject to regulation as a commodity pool and CPO under the CEA. If the Fund or the Advisor is subject to CFTC regulation, it may incur additional expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI Supp 1231 1/2014